Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Guaranty fund assessments	$ 116	$ 1,224
Recoveries of assessments from premium taxes	5 years